Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Investor Class
Account Value [Line Items]
Account Value	$ 13,279	$ 12,070	$ 11,363	$ 14,169	$ 11,276	$ 10,941	$ 11,664	$ 9,829	$ 9,410	$ 9,181	$ 10,000
Investor Class
Account Value [Line Items]
Account Value	$ 12,187	11,126	10,488	13,900	10,806	10,251	11,285	9,131	8,999	8,938	10,000
Lipper Balanced Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Funds Index
Account Value	$ 19,321	16,595	15,493	17,642	14,581	13,135	12,650	11,668	10,636	9,885	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,882	$ 26,650	$ 22,986	$ 25,893	$ 19,740	$ 16,189	$ 15,730	$ 13,145	$ 11,309	$ 10,048	$ 10,000